UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	COMMUNICATION SERVICES — 3.2%
994	Alphabet, Inc. - Class A*	$1,183,387
994	Alphabet, Inc. - Class C*	1,180,971
4,388	Netflix, Inc.*	1,288,975
		3,653,333
	CONSUMER DISCRETIONARY — 12.7%
1,888	Amazon.com, Inc.*	3,353,635
16,857	Five Below, Inc.*	2,071,220
61,351	Gentex Corp.	1,631,937
23,497	Grand Canyon Education, Inc.*	2,951,223
29,723	LKQ Corp.*	780,823
39,526	Starbucks Corp.	3,816,631
		14,605,469
	HEALTH CARE — 17.2%
14,555	Amedisys, Inc.*	1,873,374
6,359	Chemed Corp.	2,730,745
12,419	Danaher Corp.	1,764,616
55,588	Evolent Health, Inc. - Class A*	381,890
13,082	Henry Schein, Inc.*	806,113
15,334	Neogen Corp.*	1,081,354
36,661	Roche Holding A.G. - ADR[1]	1,253,073
26,295	Teladoc Health, Inc.*	1,521,955
9,273	UnitedHealth Group, Inc.	2,169,882
19,043	Veeva Systems, Inc. - Class A*	3,054,116
20,699	West Pharmaceutical Services, Inc.	3,010,876
		19,647,994
	INDUSTRIALS — 26.6%
6,127	3M Co.	990,858
21,162	A.O. Smith Corp.	984,456
9,157	Acuity Brands, Inc.	1,148,379
7,865	CoStar Group, Inc.*	4,835,953
88,756	Fastenal Co.	2,717,709
61,467	Healthcare Services Group, Inc.	1,386,081
32,025	HEICO Corp.	4,633,057
40,271	IHS Markit Ltd.*,1	2,642,180
23,696	Proto Labs, Inc.*	2,244,959
74,465	Ritchie Bros Auctioneers, Inc.[1]	2,945,091
73,770	Rollins, Inc.	2,420,394
21,841	Verisk Analytics, Inc. - Class A	3,528,195
		30,477,312
	INFORMATION TECHNOLOGY — 33.2%
27,703	2U, Inc.*	495,330

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
25,898	Analog Devices, Inc.	$2,844,377
11,426	ANSYS, Inc.*	2,360,155
35,055	Blackline, Inc.*	1,785,351
38,797	Fiserv, Inc.*	4,148,951
27,869	Globant S.A.*,1	2,645,604
16,741	Guidewire Software, Inc.*	1,610,150
40,635	Microsoft Corp.	5,601,941
49,312	National Instruments Corp.	2,071,104
6,027	NVIDIA Corp.	1,009,583
13,678	Paycom Software, Inc.*	3,421,141
57,045	Pluralsight, Inc. - Class A*	918,425
21,361	salesforce.com, Inc.*	3,333,811
13,943	Tyler Technologies, Inc.*	3,576,937
12,204	Visa, Inc. - Class A	2,206,727
		38,029,587
	MATERIALS — 5.4%
18,910	Ecolab, Inc.	3,901,322
8,561	International Flavors & Fragrances, Inc.	939,569
7,369	Linde PLC[1]	1,392,078
		6,232,969
	TOTAL COMMON STOCKS
	(Cost $69,226,245)	112,646,664
	SHORT-TERM INVESTMENTS — 1.7%
1,916,846	Fidelity Institutional Treasury Fund, 1.97%[2]	1,916,846
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,916,846)	1,916,846
	TOTAL INVESTMENTS — 100.0%
	(Cost $71,143,091)	114,563,510
	Liabilities Less Other Assets — (0.0)%	(6,128)
	NET ASSETS — 100.0%	$114,557,382

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	COMMUNICATION SERVICES — 2.9%
108	Alphabet, Inc. - Class A*	$128,577
273	Netflix, Inc.*	80,194
		208,771
	CONSUMER DISCRETIONARY — 10.3%
113	Amazon.com, Inc.*	200,721
1,759	Grand Canyon Education, Inc.*	220,930
2,268	LKQ Corp.*	59,580
2,725	Starbucks Corp.	263,126
		744,357
	HEALTH CARE — 17.1%
925	Amedisys, Inc.*	119,057
405	Chemed Corp.	173,919
784	Danaher Corp.	111,399
3,392	Evolent Health, Inc. - Class A*	23,303
823	Henry Schein, Inc.*	50,713
1,072	Neogen Corp.*	75,597
2,589	Roche Holding A.G. - ADR[1]	88,492
1,662	Teladoc Health, Inc.*	96,197
585	UnitedHealth Group, Inc.	136,890
1,214	Veeva Systems, Inc. - Class A*	194,701
1,161	West Pharmaceutical Services, Inc.	168,879
		1,239,147
	INDUSTRIALS — 28.2%
1,331	A.O. Smith Corp.	61,918
545	Acuity Brands, Inc.	68,348
518	CoStar Group, Inc.*	318,503
5,372	Fastenal Co.	164,491
2,991	Healthcare Services Group, Inc.	67,447
2,039	HEICO Corp.	294,982
3,405	IHS Markit Ltd.*,1	223,402
437	Lennox International, Inc.	110,902
1,752	Proto Labs, Inc.*	165,984
4,940	Ritchie Bros Auctioneers, Inc.[1]	195,377
4,628	Rollins, Inc.	151,845
1,392	Verisk Analytics, Inc. - Class A	224,864
		2,048,063
	INFORMATION TECHNOLOGY — 34.1%
1,528	2U, Inc.*	27,321
1,644	Analog Devices, Inc.	180,560
964	ANSYS, Inc.*	199,124
2,265	Blackline, Inc.*	115,356

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,596	Fiserv, Inc.*	$277,616
1,754	Globant S.A.*,1	166,507
1,033	Guidewire Software, Inc.*	99,354
2,531	Microsoft Corp.	348,924
3,192	National Instruments Corp.	134,064
372	NVIDIA Corp.	62,314
862	Paycom Software, Inc.*	215,603
3,567	Pluralsight, Inc. - Class A*	57,429
1,401	salesforce.com, Inc.*	218,654
883	Tyler Technologies, Inc.*	226,525
774	Visa, Inc. - Class A	139,955
		2,469,306
	MATERIALS — 5.4%
1,195	Ecolab, Inc.	246,540
538	International Flavors & Fragrances, Inc.	59,046
458	Linde PLC[1]	86,521
		392,107
	TOTAL COMMON STOCKS
	(Cost $5,947,032)	7,101,751
	SHORT-TERM INVESTMENTS — 4.0%
291,457	Fidelity Institutional Treasury Fund, 1.97%[2]	291,457
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $291,457)	291,457
	TOTAL INVESTMENTS — 102.0%
	(Cost $6,238,489)	7,393,208
	Liabilities Less Other Assets — (2.0)%	(148,024)
	NET ASSETS — 100.0%	$7,245,184

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2019 (Unaudited)

Note 1 – Organization

Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At August 31, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$71,330,143	$6,257,842

Gross unrealized appreciation	$48,731,321	$1,508,699
Gross unrealized depreciation	(5,497,954)	(373,333)

Net unrealized appreciation on investments	$43,233,367	$1,135,366

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2019, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$112,646,664	$-	$-	$112,646,664
Short-Term Investments	1,916,846	-	-	1,916,846
Total Investments	$114,563,510	$-	$-	$114,563,510

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$7,101,751	$-	$-	$7,101,751
Short-Term Investments	291,457	-	-	291,457
Total Investments	$7,393,208	$-	$-	$7,393,208

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President/Chief Executive Officer

Date:	10/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President/Chief Executive Officer
Date:	10/30/19

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer/Chief Financial Officer
Date:	10/30/19

* Print the name and title of each signing officer under his or her signature.